Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events	Subsequent Events
The Company has evaluated subsequent events from the balance sheet date through the date the financial statements were issued and has determined that, other than the events disclosed below, no additional material subsequent events exist.
Private Placement of 6.00% / 9.00% Convertible Senior PIK Toggle Notes due 2027
Investment Agreement
On October 25, 2022, the Company entered into an Investment Agreement (the “Investment Agreement”) with the Purchasers (as defined in the Investment Agreement) relating to the sale by the Company to the Purchasers of $200.0 million aggregate principal amount of Convertible Senior PIK Toggle Notes due 2027 (the “Notes”). On October 26, 2022, the Company completed the sale to the Purchasers of the Notes pursuant to the Investment Agreement resulting in net proceeds of approximately $194 million, after deducting fees and estimated offering expenses.
The Notes are senior, unsecured obligations of the Company, bearing interest at a rate of 6.00% per annum, to the extent paid in cash (“Cash Interest”), and 9.00% per annum, to the extent paid in kind through an increase in the principal amount of the Notes (“PIK Interest”). The Company can elect to make any interest payment through Cash Interest, PIK Interest or any combination thereof. Any PIK Interest will be paid by issuing notes (“PIK Notes”) in the form of physical notes. Such PIK Notes will bear interest from and after the date of such PIK Interest payment. Interest on the Notes is payable semi-annually in arrears on April 1 and October 1 of each year, commencing on April 1, 2023. It is expected that the Notes will mature on October 1, 2027, unless redeemed, repurchased or converted in accordance with their terms prior to such date.
Subject to certain limitations, the Investment Agreement provides the Purchasers with certain registration rights for the shares of the Company’s Class A common stock, par value $0.0001 per share (“Common Stock”), issuable upon conversion of the Notes and exercise of the Warrants (as defined below). The Notes are convertible at an initial conversion rate equal to 747.6636, subject to certain adjustments as provided in the Indenture. All conversions will be subject to an increased conversion rate in accordance with the Indenture, based on the Conversion Date (as defined in the Indenture).
The Company may not redeem the Notes prior to October 1, 2025. The Company may redeem the Notes in whole or in part, at its option, on or after October 1, 2025, and prior to the 41st scheduled trading day immediately preceding the maturity date, for cash at the applicable redemption price if the last reported sale price of the Common Stock has been at least 150% of the conversion price then in effect for at least 20 trading days (whether or not consecutive) during any 30 consecutive trading day period (including the last trading day of such period) ending on, and including, the trading day immediately preceding the date on which the Company provides the applicable redemption notice.
In the event of a fundamental change, holders of the Notes will have the right to require the Company to repurchase all or a portion of their Notes at a price equal to 100% of the capitalized principal amount of Notes, plus any accrued and unpaid interest to, but excluding, the repurchase date.
The Purchasers include affiliates of RXR, a party with which the Company has an existing commercial relationship and with which it has engaged in prior corporate transactions. The Chairman and CEO of RXR joined the Company’s Board of Directors in November 2022. As such, RXR has been identified as a related party. The Company has evaluated the relationship with RXR and determined that all previous transactions with the Purchasers were entered into in the ordinary course of business. All future transactions will be reviewed and approved as a related party transaction in accordance with the related party transaction approval process implemented by the Company. The Company analyzed the terms of all previous transactions with RXR and concluded that the terms represented transactions conducted at arm’s length. The Company recognized revenue from RXR of $1.4 million and $0.6 million during the three months ended September 30, 2022 and 2021, respectively, and $4.9 million and $0.6 million during the nine months ended September 30, 2022 and 2021, respectively. In addition, the Company had no accounts receivables due from RXR and no accounts payable due to RXR as of September 30, 2022 and December 31, 2021.
Strategic Agreement & Warrant Agreements
	On October 25, 2022, the Company and RXR FP Services LLC (“RXR FP”) entered into an Agreement for Strategic Planning and Consulting Services (the “Strategic Agreement”). Pursuant to the Strategic Agreement, RXR FP was appointed to render strategic planning and consulting services to the Company. In consideration of RXR FP’s performance of its obligations under the Strategic Agreement, the Company agreed to issue to RXR FP warrants (the “Warrants”) to purchase, in the aggregate, 9,511,128 shares of Common Stock. On October 25, 2022, the Company issued the Warrants to RXR FP pursuant to certain Common Stock Purchase Warrant Agreements (the “Warrant Agreements”).	Subsequent EventsThe Company has evaluated subsequent events from the balance sheet date through the date the financial statements were issued and has determined that no additional material subsequent events exist other than the northern district of Mississippi environmental matter disclosed in Note 9.